SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding
Number of options	6,028,888	5,201,661	4,702,920
Exercisable
Number of options	2,014,403	1,791,130	1,265,300
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 20.62	$ 20.62	$ 15.09
Ranges of exercise price, Upper limit	$ 23.66	$ 23.66	$ 19.30
Number of options	44,250	782,750	2,781,037
Weighted average remaining contractual life (years)	3 years 5 months 19 days	4 years 6 months 11 days	3 years 2 months 16 days
Weighted average exercise price	$ 22.81	$ 22.10	$ 17.03
Exercisable
Number of options			870,750
Weighted average exercise price			$ 17.41
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	10.08	12.18	7.65
Ranges of exercise price, Upper limit	$ 14.74	$ 14.74	$ 7.65
Number of options	4,190,733	1,861,208	60,350
Weighted average remaining contractual life (years)	3 years 7 months 28 days	2 years 11 months 23 days	3 months
Weighted average exercise price	$ 13.38	$ 13.91	$ 7.65
Exercisable
Number of options	982,890	863,792	60,350
Weighted average exercise price	$ 13.97	$ 13.56	$ 7.65
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09	15.09	11.94
Ranges of exercise price, Upper limit	$ 19.30	$ 19.30	$ 14.47
Number of options	1,793,905	2,557,703	1,861,533
Weighted average remaining contractual life (years)	2 years 4 months 13 days	2 years 8 months 1 day	3 years 3 months 26 days
Weighted average exercise price	$ 16.34	$ 16.69	$ 13.58
Exercisable
Number of options	1,031,513	927,338	334,200
Weighted average exercise price	$ 16.52	$ 16.96	$ 12.19